Preference shares (Narrative) (Details) - CAD ($)	Sep. 12, 2019	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Accrued dividends		$ 30,495	$ 22,872
Class A Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of preference shares issued	1,089,125
Share issued price per share	$ 0.4
Proceeds from issuance of preference shares	$ 435,650
Fixed dividend rate	7.00%
Redemption period	5 years
Conversion price per share	$ 0.33
Redemption price per share	0.74
Class A Preference Shares [Member] | From date of issuance to first anniversary of issue Date [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.468
Class A Preference Shares [Member] | From day after first anniversary of issue date to date of second anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.536
Class A Preference Shares [Member] | From day after second anniversary of issue date to date of third anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.604
Class A Preference Shares [Member] | From day after third anniversary of issue date to date of fourth anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.672
Class A Preference Shares [Member] | From day after fourth anniversary of issue date to date of fifth anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	$ 0.74